Debt and other liabilities - Schedule of debt and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-term debt and other liabilities
Short-term debt (7.1)	$ 123,113	$ 102,143
Short-term debt to related parties (7.2)	12	12
Ordinary shares payable (7.3)	73,418	12,060
Convertible promissory notes (7.4)	427	427
Convertible debt (7.5)	1,800	1,800
Long-term debt and other liabilities
Long-term debt (7.1)	30,086	50,092
Total short-term and long-term debt and other liabilities	$ 228,856	$ 166,534